Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2012
Real Estate and Accumulated Depreciation Disclosure [Abstract]
Real Estate and Accumulated Depreciation
EQUITY RESIDENTIAL
ERP OPERATING LIMITED PARTNERSHIP
Schedule III - Real Estate and Accumulated Depreciation
Overall Summary
December 31, 2012

	Properties (H)	Units (H)	Investment in Real Estate, Gross	Accumulated Depreciation	Investment in Real Estate, Net	Encumbrances
Wholly Owned Unencumbered	269	73,732	$14,676,449,487	$(3,266,454,538)	$11,409,994,949	$—
Wholly Owned Encumbered	113	33,124	5,716,925,544	(1,486,115,893)	4,230,809,651	2,392,135,994
Portfolio/Entity Encumbrances (1)	—	—	—	—	—	1,305,895,707
Wholly Owned Properties	382	106,856	20,393,375,031	(4,752,570,431)	15,640,804,600	3,698,031,701

Partially Owned Unencumbered	9	1,639	375,326,934	(72,825,847)	302,501,087	—
Partially Owned Encumbered	10	1,836	239,727,289	(86,824,773)	152,902,516	200,337,000
Partially Owned Properties	19	3,475	615,054,223	(159,650,620)	455,403,603	200,337,000

Total Unencumbered Properties	278	75,371	15,051,776,421	(3,339,280,385)	11,712,496,036	—
Total Encumbered Properties	123	34,960	5,956,652,833	(1,572,940,666)	4,383,712,167	3,898,368,701
Total Consolidated Investment in Real Estate	401	110,331	$21,008,429,254	$(4,912,221,051)	$16,096,208,203	$3,898,368,701

(1)	See attached Encumbrances Reconciliation.

EQUITY RESIDENTIAL
ERP OPERATING LIMITED PARTNERSHIP
Schedule III - Real Estate and Accumulated Depreciation
Encumbrances Reconciliation
December 31, 2012

Portfolio/Entity Encumbrances	Number of Properties Encumbered by	See Properties With Note:	Amount
EQR-Fanwell 2007 LP	6	I	$212,895,707
EQR-Wellfan 2008 LP (R)	15	J	550,000,000
EQR-SOMBRA 2008 LP	16	K	543,000,000
Portfolio/Entity Encumbrances	37		1,305,895,707
Individual Property Encumbrances			2,592,472,994
Total Encumbrances per Financial Statements			$3,898,368,701

EQUITY RESIDENTIAL
ERP OPERATING LIMITED PARTNERSHIP
Schedule III – Real Estate and Accumulated Depreciation
(Amounts in thousands)
The changes in total real estate for the years ended December 31, 2012, 2011 and 2010 are as follows:

	2012	2011	2010
Balance, beginning of year	$20,407,946	$19,702,371	$18,465,144
Acquisitions and development	1,250,633	1,721,895	1,789,948
Improvements	161,460	151,476	141,199
Dispositions and other	(811,610)	(1,167,796)	(693,920)
Balance, end of year	$21,008,429	$20,407,946	$19,702,371

The changes in accumulated depreciation for the years ended December 31, 2012, 2011 and 2010 are as follows:

	2012	2011	2010
Balance, beginning of year	$4,539,583	$4,337,357	$3,877,564
Depreciation	684,992	663,616	673,403
Dispositions and other	(312,354)	(461,390)	(213,610)
Balance, end of year	$4,912,221	$4,539,583	$4,337,357

Description				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(Improvements, net) (E)	Gross Amount Carried at Close of Period 12/31/12
Apartment Name	Location	Date of Construction	Units (H)	Land	Building & Fixtures	Building & Fixtures	Land	Building & Fixtures (A)	Total (B)	Accumulated Depreciation (C)	Investment in Real Estate, Net at 12/31/12 (B)	Encumbrances
Wholly Owned Unencumbered:
1111 Belle Pre (fka The Madison)	Alexandria, VA	(F)	—	$18,937,702	$37,877,314	$—	$18,937,702	$37,877,314	$56,815,016	$—	$56,815,016	$—
1210 Mass	Washington, D.C. (G)	2004	144	9,213,512	36,559,189	369,571	9,213,512	36,928,760	46,142,272	(10,194,139)	35,948,133	—
1401 Joyce on Pentagon Row	Arlington, VA	2004	326	9,780,000	89,668,165	342,173	9,780,000	90,010,338	99,790,338	(15,192,413)	84,597,925	—
1500 Mass Ave	Washington, D.C. (G)	1951	556	54,638,298	40,361,702	8,795,872	54,638,298	49,157,574	103,795,872	(7,649,140)	96,146,732	—
1660 Peachtree	Atlanta, GA	1999	355	7,924,126	23,533,831	2,389,186	7,924,126	25,923,017	33,847,143	(9,230,807)	24,616,336	—
170 Amsterdam	New York, NY	(F)	—	—	13,963,833	—	—	13,963,833	13,963,833	—	13,963,833	—
175 Kent	Brooklyn, NY (G)	2011	113	22,037,831	53,962,169	243,898	22,037,831	54,206,067	76,243,898	(4,216,749)	72,027,149	—
200 N Lemon Street	Anaheim, CA	(F)	—	5,865,235	1,101,382	—	5,865,235	1,101,382	6,966,617	—	6,966,617	—
204-206 Pine Street/1610 2nd Avenue	Seattle, WA	(F)	—	22,106,464	649,599	—	22,106,464	649,599	22,756,063	—	22,756,063	—
2201 Pershing Drive	Arlington, VA (G)	2012	188	11,321,198	44,765,635	—	11,321,198	44,765,635	56,086,833	(450,254)	55,636,579	—
2400 M St	Washington, D.C. (G)	2006	359	30,006,593	114,013,785	1,000,694	30,006,593	115,014,479	145,021,072	(29,680,867)	115,340,205	—
420 East 80th Street	New York, NY	1961	155	39,277,000	23,026,984	3,147,355	39,277,000	26,174,339	65,451,339	(8,443,786)	57,007,553	—
425 Mass	Washington, D.C. (G)	2009	559	28,150,000	138,600,000	2,576,004	28,150,000	141,176,004	169,326,004	(17,049,061)	152,276,943	—
51 University	Seattle, WA (G)	1918	—	3,640,000	8,110,000	2,701,350	3,640,000	10,811,350	14,451,350	(712,398)	13,738,952	—
600 Washington	New York, NY (G)	2004	135	32,852,000	43,140,551	265,843	32,852,000	43,406,394	76,258,394	(12,277,937)	63,980,457	—
70 Greene	Jersey City, NJ (G)	2010	480	28,108,899	236,965,465	354,235	28,108,899	237,319,700	265,428,599	(24,275,876)	241,152,723	—
71 Broadway	New York, NY (G)	1997	238	22,611,600	77,492,171	9,556,159	22,611,600	87,048,330	109,659,930	(24,557,822)	85,102,108	—
77 Bluxome	San Francisco, CA	2007	102	5,249,124	18,609,876	3,000	5,249,124	18,612,876	23,862,000	(800,641)	23,061,359	—
777 Sixth	New York, NY (G)	2002	294	65,352,706	65,747,294	963,284	65,352,706	66,710,578	132,063,284	(14,064,378)	117,998,906	—
88 Hillside	Daly City, CA (G)	2011	95	7,786,800	31,587,325	1,199,160	7,786,800	32,786,485	40,573,285	(1,729,297)	38,843,988	—
Abington Glen	Abington, MA	1968	90	553,105	3,697,396	2,451,825	553,105	6,149,221	6,702,326	(3,503,755)	3,198,571	—
Acacia Creek	Scottsdale, AZ	1988-1994	304	3,663,473	21,172,386	3,212,070	3,663,473	24,384,456	28,047,929	(13,038,183)	15,009,746	—
Arboretum (MA)	Canton, MA	1989	156	4,685,900	10,992,751	2,314,573	4,685,900	13,307,324	17,993,224	(7,050,395)	10,942,829	—
Arches, The	Sunnyvale, CA	1974	410	26,650,000	62,850,000	260,963	26,650,000	63,110,963	89,760,963	(6,891,107)	82,869,856	—
Arden Villas	Orlando, FL	1999	336	5,500,000	28,600,796	3,597,034	5,500,000	32,197,830	37,697,830	(10,746,048)	26,951,782	—
Artisan on Second	Los Angeles, CA	2008	118	8,000,400	36,074,600	82,421	8,000,400	36,157,021	44,157,421	(3,559,876)	40,597,545	—
Ashton, The	Corona Hills, CA	1986	492	2,594,264	33,042,398	6,518,162	2,594,264	39,560,560	42,154,824	(21,978,074)	20,176,750	—
Auvers Village	Orlando, FL	1991	480	3,808,823	29,322,243	6,786,446	3,808,823	36,108,689	39,917,512	(19,110,881)	20,806,631	—
Avenue Royale	Jacksonville, FL	2001	200	5,000,000	17,785,388	1,124,183	5,000,000	18,909,571	23,909,571	(5,937,852)	17,971,719	—
Avenue Two	Redwood City, CA	1972	123	7,995,000	18,005,000	489,020	7,995,000	18,494,020	26,489,020	(1,575,938)	24,913,082	—
Ball Park Lofts	Denver, CO (G)	2003	352	5,481,556	51,658,741	3,893,128	5,481,556	55,551,869	61,033,425	(17,157,845)	43,875,580	—
Barrington Place	Oviedo, FL	1998	233	6,990,000	15,740,825	2,730,072	6,990,000	18,470,897	25,460,897	(7,843,278)	17,617,619	—
Bay Hill	Long Beach, CA	2002	160	7,600,000	27,437,239	865,963	7,600,000	28,303,202	35,903,202	(9,024,015)	26,879,187	—
Beatrice, The	New York, NY	2010	302	114,351,405	165,648,595	62,962	114,351,405	165,711,557	280,062,962	(11,236,427)	268,826,535	—
Bella Terra I	Mukilteo, WA (G)	2002	235	5,686,861	26,070,540	857,703	5,686,861	26,928,243	32,615,104	(9,102,006)	23,513,098	—
Bella Vista	Phoenix, AZ	1995	248	2,978,879	20,641,333	3,502,271	2,978,879	24,143,604	27,122,483	(13,556,807)	13,565,676	—
Bella Vista I, II, III Combined	Woodland Hills, CA	2003-2007	579	31,682,754	121,095,786	1,958,281	31,682,754	123,054,067	154,736,821	(32,592,195)	122,144,626	—
Bellagio Apartment Homes	Scottsdale, AZ	1995	202	2,626,000	16,025,041	1,187,110	2,626,000	17,212,151	19,838,151	(5,794,129)	14,044,022	—
Belle Arts Condominium Homes, LLC	Bellevue, WA	2000	1	63,158	248,929	(5,320)	63,158	243,609	306,767	—	306,767	—
Belle Fontaine	Marina del Ray, CA	2003	102	9,098,808	28,701,192	99,785	9,098,808	28,800,977	37,899,785	(2,069,640)	35,830,145	—
Berkeley Land	Berkeley, CA	(F)	—	13,908,910	3,695,312	—	13,908,910	3,695,312	17,604,222	—	17,604,222	—
Bishop Park	Winter Park, FL	1991	324	2,592,000	17,990,436	3,865,598	2,592,000	21,856,034	24,448,034	(11,979,910)	12,468,124	—
Bradford Apartments	Newington, CT	1964	64	401,091	2,681,210	683,876	401,091	3,365,086	3,766,177	(1,585,948)	2,180,229	—
Briar Knoll Apts	Vernon, CT	1986	150	928,972	6,209,988	1,520,407	928,972	7,730,395	8,659,367	(3,687,102)	4,972,265	—
Briarwood (CA)	Sunnyvale, CA	1985	192	9,991,500	22,247,278	1,938,816	9,991,500	24,186,094	34,177,594	(11,992,871)	22,184,723	—
Bridford Lakes II	Greensboro, NC	(F)	—	1,100,564	792,509	—	1,100,564	792,509	1,893,073	—	1,893,073	—
EQUITY RESIDENTIAL
ERP OPERATING LIMITED PARTNERSHIP
Schedule III - Real Estate and Accumulated Depreciation
December 31, 2012

Description				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(Improvements, net) (E)	Gross Amount Carried at Close of Period 12/31/12
Apartment Name	Location	Date of Construction	Units (H)	Land	Building & Fixtures	Building & Fixtures	Land	Building & Fixtures (A)	Total (B)	Accumulated Depreciation (C)	Investment in Real Estate, Net at 12/31/12 (B)	Encumbrances
Bridgewater at Wells Crossing	Orange Park, FL	1986	288	2,160,000	13,347,549	2,603,916	2,160,000	15,951,465	18,111,465	(7,851,493)	10,259,972	—
Brooklyner (fka 111 Lawrence)	Brooklyn, NY (G)	2010	490	40,099,922	221,419,489	189,673	40,099,922	221,609,162	261,709,084	(15,391,373)	246,317,711	—
Butterfield Ranch	Chino Hills, CA	(F)	—	15,617,709	4,506,944	—	15,617,709	4,506,944	20,124,653	—	20,124,653	—
Camellero	Scottsdale, AZ	1979	348	1,924,900	17,324,593	5,915,408	1,924,900	23,240,001	25,164,901	(15,447,692)	9,717,209	—
Carlyle Mill	Alexandria, VA	2002	317	10,000,000	51,367,913	4,229,928	10,000,000	55,597,841	65,597,841	(19,536,666)	46,061,175	—
Cascade	Seattle, WA	(F)	—	12,198,278	1,602,237	—	12,198,278	1,602,237	13,800,515	—	13,800,515	—
Cascade II	Seattle, WA	(F)	—	11,553,286	772,881	—	11,553,286	772,881	12,326,167	—	12,326,167	—
Centennial Court	Seattle, WA (G)	2001	187	3,800,000	21,280,039	452,440	3,800,000	21,732,479	25,532,479	(6,504,886)	19,027,593	—
Centennial Tower	Seattle, WA (G)	1991	221	5,900,000	48,800,339	4,069,977	5,900,000	52,870,316	58,770,316	(15,340,520)	43,429,796	—
Centre Club	Ontario, CA	1994	312	5,616,000	23,485,891	2,851,599	5,616,000	26,337,490	31,953,490	(11,942,486)	20,011,004	—
Centre Club II	Ontario, CA	2002	100	1,820,000	9,528,898	627,661	1,820,000	10,156,559	11,976,559	(3,957,095)	8,019,464	—
Chandlers Bay	Kent, WA	1980	293	3,700,000	18,961,895	486,234	3,700,000	19,448,129	23,148,129	(4,202,932)	18,945,197	—
Chatelaine Park	Duluth, GA	1995	303	1,818,000	24,489,671	2,215,846	1,818,000	26,705,517	28,523,517	(13,461,549)	15,061,968	—
Chesapeake Glen Apts (fka Greentree I, II & III)	Glen Burnie, MD	1973	796	8,993,411	27,301,052	21,983,212	8,993,411	49,284,264	58,277,675	(28,112,967)	30,164,708	—
City View (GA)	Atlanta, GA (G)	2003	202	6,440,800	19,993,460	1,357,198	6,440,800	21,350,658	27,791,458	(6,775,978)	21,015,480	—
Cleo, The	Los Angeles, CA	1989	92	6,615,467	14,829,335	3,732,712	6,615,467	18,562,047	25,177,514	(5,799,503)	19,378,011	—
Coconut Palm Club	Coconut Creek, FL	1992	301	3,001,700	17,678,928	3,500,954	3,001,700	21,179,882	24,181,582	(11,053,062)	13,128,520	—
Country Club Lakes	Jacksonville, FL	1997	555	15,000,000	41,055,786	5,887,825	15,000,000	46,943,611	61,943,611	(15,159,712)	46,783,899	—
Cove at Boynton Beach I	Boynton Beach, FL	1996	252	12,600,000	31,469,651	3,957,990	12,600,000	35,427,641	48,027,641	(12,461,783)	35,565,858	—
Cove at Boynton Beach II	Boynton Beach, FL	1998	296	14,800,000	37,874,719	—	14,800,000	37,874,719	52,674,719	(12,409,067)	40,265,652	—
Crown Court	Scottsdale, AZ	1987	416	3,156,600	28,414,599	10,072,349	3,156,600	38,486,948	41,643,548	(20,831,754)	20,811,794	—
Crowntree Lakes	Orlando, FL	2008	352	12,009,630	44,407,977	305,763	12,009,630	44,713,740	56,723,370	(9,115,128)	47,608,242	—
Cypress Lake at Waterford	Orlando, FL	2001	316	7,000,000	27,654,816	1,953,814	7,000,000	29,608,630	36,608,630	(10,070,172)	26,538,458	—
Dartmouth Woods	Lakewood, CO	1990	201	1,609,800	10,832,754	2,181,749	1,609,800	13,014,503	14,624,303	(7,463,095)	7,161,208	—
Dean Estates	Taunton, MA	1984	58	498,080	3,329,560	726,694	498,080	4,056,254	4,554,334	(1,974,667)	2,579,667	—
Deerwood (Corona)	Corona, CA	1992	316	4,742,200	20,272,892	4,131,619	4,742,200	24,404,511	29,146,711	(13,644,933)	15,501,778	—
Defoor Village	Atlanta, GA	1997	156	2,966,400	10,570,210	2,070,269	2,966,400	12,640,479	15,606,879	(6,901,037)	8,705,842	—
Del Mar Ridge	San Diego, CA	1998	181	7,801,824	36,948,176	2,986,046	7,801,824	39,934,222	47,736,046	(6,689,182)	41,046,864	—
Eagle Canyon	Chino Hills, CA	1985	252	1,808,900	16,274,361	6,999,462	1,808,900	23,273,823	25,082,723	(12,868,469)	12,214,254	—
Edgemont at Bethesda Metro	Bethesda, MD	1989	122	13,092,552	43,907,448	179,743	13,092,552	44,087,191	57,179,743	(3,377,214)	53,802,529	—
Element	Miami, FL	(F)	—	11,723,423	2,155,330	—	11,723,423	2,155,330	13,878,753	—	13,878,753	—
Ellipse at Government Center	Fairfax, VA	1989	404	19,433,000	56,816,266	4,717,129	19,433,000	61,533,395	80,966,395	(13,750,349)	67,216,046	—
Emerson Place	Boston, MA (G)	1962	444	14,855,000	57,566,636	15,786,843	14,855,000	73,353,479	88,208,479	(42,084,610)	46,123,869	—
Enclave at Lake Underhill	Orlando, FL	1989	312	9,359,750	29,539,650	3,076,979	9,359,750	32,616,629	41,976,379	(10,291,752)	31,684,627	—
Enclave at Waterways	Deerfield Beach, FL	1998	300	15,000,000	33,194,576	1,293,880	15,000,000	34,488,456	49,488,456	(11,250,991)	38,237,465	—
Enclave at Winston Park	Coconut Creek, FL	1995	278	5,560,000	19,939,324	3,400,119	5,560,000	23,339,443	28,899,443	(9,389,059)	19,510,384	—
Enclave, The	Tempe, AZ	1994	204	1,500,192	19,281,399	1,516,466	1,500,192	20,797,865	22,298,057	(10,989,851)	11,308,206	—
Encore at Sherman Oaks, The	Sherman Oaks, CA	1988	174	8,700,000	25,446,003	389,062	8,700,000	25,835,065	34,535,065	(2,648,575)	31,886,490	—
Estates at Wellington Green	Wellington, FL	2003	400	20,000,000	64,790,850	2,115,788	20,000,000	66,906,638	86,906,638	(20,447,332)	66,459,306	—
Eye Street	Washington, D.C.	(F)	—	13,530,054	4,444,434	—	13,530,054	4,444,434	17,974,488	—	17,974,488	—
Four Winds	Fall River, MA	1987	168	1,370,843	9,163,804	2,158,526	1,370,843	11,322,330	12,693,173	(5,314,789)	7,378,384	—
Fox Hill Apartments	Enfield, CT	1974	168	1,129,018	7,547,256	1,701,722	1,129,018	9,248,978	10,377,996	(4,262,702)	6,115,294	—
Fox Run (WA)	Federal Way, WA	1988	144	626,637	5,765,018	1,914,735	626,637	7,679,753	8,306,390	(5,103,904)	3,202,486	—
Fox Run II (WA)	Federal Way, WA	1988	18	80,000	1,286,139	53,086	80,000	1,339,225	1,419,225	(480,480)	938,745	—
Gables Grand Plaza	Coral Gables, FL (G)	1998	195	—	44,601,000	6,506,000	—	51,107,000	51,107,000	(16,603,792)	34,503,208	—
Gallery, The	Hermosa Beach,CA	1971	169	18,144,000	46,567,941	1,988,058	18,144,000	48,555,999	66,699,999	(13,251,854)	53,448,145	—
Gatehouse at Pine Lake	Pembroke Pines, FL	1990	296	1,896,600	17,070,795	5,831,636	1,896,600	22,902,431	24,799,031	(12,299,850)	12,499,181	—
Gatehouse on the Green	Plantation, FL	1990	312	2,228,200	20,056,270	7,415,699	2,228,200	27,471,969	29,700,169	(15,076,225)	14,623,944	—
EQUITY RESIDENTIAL
ERP OPERATING LIMITED PARTNERSHIP
Schedule III - Real Estate and Accumulated Depreciation
December 31, 2012

Description				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(Improvements, net) (E)	Gross Amount Carried at Close of Period 12/31/12
Apartment Name	Location	Date of Construction	Units (H)	Land	Building & Fixtures	Building & Fixtures	Land	Building & Fixtures (A)	Total (B)	Accumulated Depreciation (C)	Investment in Real Estate, Net at 12/31/12 (B)	Encumbrances
Gates of Redmond	Redmond, WA	1979	180	2,306,100	12,064,015	4,790,524	2,306,100	16,854,539	19,160,639	(9,066,338)	10,094,301	—
Gatewood	Pleasanton, CA	1985	200	6,796,511	20,249,392	4,458,452	6,796,511	24,707,844	31,504,355	(9,049,646)	22,454,709	—
Geary Court Yard	San Francisco, CA	1990	164	1,722,400	15,471,429	2,259,837	1,722,400	17,731,266	19,453,666	(9,678,667)	9,774,999	—
Governors Green	Bowie, MD	1999	478	19,845,000	73,335,916	860,934	19,845,000	74,196,850	94,041,850	(17,692,561)	76,349,289	—
Greenfield Village	Rocky Hill , CT	1965	151	911,534	6,093,418	682,573	911,534	6,775,991	7,687,525	(3,145,760)	4,541,765	—
Hamilton Villas	Beverly Hills, CA	1990	35	7,772,000	16,864,269	1,314,747	7,772,000	18,179,016	25,951,016	(3,695,640)	22,255,376	—
Hammocks Place	Miami, FL	1986	296	319,180	12,513,467	4,001,341	319,180	16,514,808	16,833,988	(11,158,128)	5,675,860	—
Hampshire Place	Los Angeles, CA	1989	259	10,806,000	30,335,330	2,061,399	10,806,000	32,396,729	43,202,729	(10,534,087)	32,668,642	—
Heritage Ridge	Lynwood, WA	1999	197	6,895,000	18,983,597	692,162	6,895,000	19,675,759	26,570,759	(6,788,252)	19,782,507	—
Heritage, The	Phoenix, AZ	1995	204	1,209,705	13,136,903	1,533,783	1,209,705	14,670,686	15,880,391	(7,898,088)	7,982,303	—
Heron Pointe	Boynton Beach, FL	1989	192	1,546,700	7,774,676	2,257,726	1,546,700	10,032,402	11,579,102	(5,862,536)	5,716,566	—
High Meadow	Ellington, CT	1975	100	583,679	3,901,774	1,090,107	583,679	4,991,881	5,575,560	(2,211,945)	3,363,615	—
Highland Glen	Westwood, MA	1979	180	2,229,095	16,828,153	2,582,562	2,229,095	19,410,715	21,639,810	(8,691,869)	12,947,941	—
Highland Glen II	Westwood, MA	2007	102	—	19,875,857	127,705	—	20,003,562	20,003,562	(4,417,064)	15,586,498	—
Highlands at Cherry Hill	Cherry Hills, NJ	2002	170	6,800,000	21,459,108	721,505	6,800,000	22,180,613	28,980,613	(6,430,879)	22,549,734	—
Highlands at South Plainfield	South Plainfield, NJ	2000	252	10,080,000	37,526,912	838,515	10,080,000	38,365,427	48,445,427	(10,558,268)	37,887,159	—
Highlands, The	Scottsdale, AZ	1990	272	11,823,840	31,990,970	2,979,673	11,823,840	34,970,643	46,794,483	(10,411,726)	36,382,757	—
Hikari	Los Angeles, CA (G)	2007	128	9,435,760	32,564,240	88,324	9,435,760	32,652,564	42,088,324	(2,734,058)	39,354,266	—
Hudson Crossing	New York, NY (G)	2003	259	23,420,000	70,086,976	1,319,280	23,420,000	71,406,256	94,826,256	(21,008,820)	73,817,436	—
Hudson Pointe	Jersey City, NJ	2003	182	5,350,000	41,114,074	1,815,270	5,350,000	42,929,344	48,279,344	(13,426,393)	34,852,951	—
Hunt Club II	Charlotte, NC	(F)	—	100,000	—	—	100,000	—	100,000	—	100,000	—
Huntington Park	Everett, WA	1991	381	1,597,500	14,367,864	4,453,829	1,597,500	18,821,693	20,419,193	(12,472,448)	7,946,745	—
Indian Bend	Scottsdale, AZ	1973	278	1,075,700	9,900,330	3,365,023	1,075,700	13,265,353	14,341,053	(8,998,786)	5,342,267	—
Iron Horse Park	Pleasant Hill, CA	1973	252	15,000,000	24,335,549	7,833,581	15,000,000	32,169,130	47,169,130	(11,452,261)	35,716,869	—
Jia (fka Chinatown Gateway)	Los Angeles, CA (G)	(F)	—	14,791,831	38,203,310	—	14,791,831	38,203,310	52,995,141	—	52,995,141	—
Kenwood Mews	Burbank, CA	1991	141	14,100,000	24,662,883	2,326,483	14,100,000	26,989,366	41,089,366	(7,360,534)	33,728,832	—
Key Isle at Windermere	Ocoee, FL	2000	282	8,460,000	31,761,470	1,584,992	8,460,000	33,346,462	41,806,462	(10,598,954)	31,207,508	—
Key Isle at Windermere II	Ocoee, FL	2008	165	3,306,286	24,519,644	21,547	3,306,286	24,541,191	27,847,477	(3,843,424)	24,004,053	—
Kings Colony (FL)	Miami, FL	1986	480	19,200,000	48,379,586	3,358,871	19,200,000	51,738,457	70,938,457	(16,535,050)	54,403,407	—
La Mirage	San Diego, CA	1988/1992	1,070	28,895,200	95,567,943	17,187,998	28,895,200	112,755,941	141,651,141	(60,753,002)	80,898,139	—
La Mirage IV	San Diego, CA	2001	340	6,000,000	47,449,353	3,967,334	6,000,000	51,416,687	57,416,687	(20,107,727)	37,308,960	—
Laguna Clara	Santa Clara, CA	1972	264	13,642,420	29,707,475	3,986,277	13,642,420	33,693,752	47,336,172	(11,877,090)	35,459,082	—
Lake Buena Vista Combined	Orlando, FL	2000/2002	672	23,520,000	75,068,206	4,377,399	23,520,000	79,445,605	102,965,605	(23,051,890)	79,913,715	—
Landings at Pembroke Lakes	Pembroke Pines, FL	1989	358	17,900,000	24,460,989	5,250,659	17,900,000	29,711,648	47,611,648	(10,597,498)	37,014,150	—
Landings at Port Imperial	W. New York, NJ	1999	276	27,246,045	37,741,050	6,986,943	27,246,045	44,727,993	71,974,038	(19,275,613)	52,698,425	—
Las Colinas at Black Canyon	Phoenix, AZ	2008	304	9,000,000	35,917,811	407,802	9,000,000	36,325,613	45,325,613	(8,178,418)	37,147,195	—
Legacy at Highlands Ranch	Highlands Ranch, CO	1999	422	6,330,000	37,557,013	2,030,961	6,330,000	39,587,974	45,917,974	(12,636,413)	33,281,561	—
Legacy Park Central	Concord, CA	2003	259	6,469,230	46,745,854	1,113,450	6,469,230	47,859,304	54,328,534	(14,033,317)	40,295,217	—
Lexington Farm	Alpharetta, GA	1995	352	3,521,900	22,888,305	2,738,949	3,521,900	25,627,254	29,149,154	(13,144,265)	16,004,889	—
Little Cottonwoods	Tempe, AZ	1984	379	3,049,133	26,991,689	5,116,785	3,049,133	32,108,474	35,157,607	(16,979,333)	18,178,274	—
Longacre House	New York, NY (G)	2000	293	73,170,045	53,962,510	1,002,447	73,170,045	54,964,957	128,135,002	(12,370,230)	115,764,772	—
Longfellow Place	Boston, MA (G)	1975	710	53,164,160	185,610,210	68,694,424	53,164,160	254,304,634	307,468,794	(119,111,846)	188,356,948	—
Longwood	Decatur, GA	1992	268	1,454,048	13,087,393	2,124,966	1,454,048	15,212,359	16,666,407	(9,987,844)	6,678,563	—
Mantena	New York, NY (G)	2012	98	22,346,513	61,653,487	5,835	22,346,513	61,659,322	84,005,835	(1,532,832)	82,473,003	—
Mariners Wharf	Orange Park, FL	1989	272	1,861,200	16,744,951	3,664,192	1,861,200	20,409,143	22,270,343	(11,393,039)	10,877,304	—
Market Street Landing	Seattle, WA	(F)	—	12,542,418	25,777,026	—	12,542,418	25,777,026	38,319,444	—	38,319,444	—
Marquessa	Corona Hills, CA	1992	336	6,888,500	21,604,584	2,936,753	6,888,500	24,541,337	31,429,837	(13,567,993)	17,861,844	—
Martine, The	Bellevue, WA	1984	67	3,200,000	9,616,264	2,695,117	3,200,000	12,311,381	15,511,381	(3,472,519)	12,038,862	—

EQUITY RESIDENTIAL
ERP OPERATING LIMITED PARTNERSHIP
Schedule III - Real Estate and Accumulated Depreciation
December 31, 2012

Description				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(Improvements, net) (E)	Gross Amount Carried at Close of Period 12/31/12
Apartment Name	Location	Date of Construction	Units (H)	Land	Building & Fixtures	Building & Fixtures	Land	Building & Fixtures (A)	Total (B)	Accumulated Depreciation (C)	Investment in Real Estate, Net at 12/31/12 (B)	Encumbrances
Midtown 24	Plantation, FL (G)	2010	247	10,129,900	58,770,100	973,238	10,129,900	59,743,338	69,873,238	(5,787,079)	64,086,159	—
Milano Lofts	Los Angeles, CA (G)	1925/2006	99	8,125,216	27,378,784	41,701	8,125,216	27,420,485	35,545,701	(967,630)	34,578,071	—
Millikan	Irvine, CA	(F)	—	10,743,027	2,579,535	—	10,743,027	2,579,535	13,322,562	—	13,322,562	—
Mission Bay	Orlando, FL	1991	304	2,432,000	21,623,560	3,212,827	2,432,000	24,836,387	27,268,387	(12,760,346)	14,508,041	—
Mission Bay-Block 13	San Francisco, CA	(F)	—	32,855,115	8,197,322	—	32,855,115	8,197,322	41,052,437	—	41,052,437	—
Mission Verde, LLC	San Jose, CA	1986	108	5,190,700	9,679,109	3,291,432	5,190,700	12,970,541	18,161,241	(7,127,846)	11,033,395	—
Morningside	Scottsdale, AZ	1989	160	670,470	12,607,976	1,848,593	670,470	14,456,569	15,127,039	(7,837,012)	7,290,027	—
Mosaic at Largo Station	Hyattsville, MD	2008	242	4,120,800	42,477,297	460,542	4,120,800	42,937,839	47,058,639	(8,013,492)	39,045,147	—
Mozaic at Union Station	Los Angeles, CA	2007	272	8,500,000	52,529,446	1,195,354	8,500,000	53,724,800	62,224,800	(13,012,582)	49,212,218	—
New River Cove	Davie, FL	1999	316	15,800,000	46,142,895	1,343,769	15,800,000	47,486,664	63,286,664	(14,262,218)	49,024,446	—
Northampton 1	Largo, MD	1977	344	1,843,200	17,518,161	6,276,106	1,843,200	23,794,267	25,637,467	(16,077,097)	9,560,370	—
Northampton 2	Largo, MD	1988	276	1,513,500	14,257,210	4,037,606	1,513,500	18,294,816	19,808,316	(12,066,075)	7,742,241	—
Northglen	Valencia, CA	1988	234	9,360,000	20,778,553	1,888,759	9,360,000	22,667,312	32,027,312	(9,931,177)	22,096,135	—
Northlake (MD)	Germantown, MD	1985	304	15,000,000	23,142,302	10,139,271	15,000,000	33,281,573	48,281,573	(13,418,251)	34,863,322	—
Northridge	Pleasant Hill, CA	1974	221	5,527,800	14,691,705	9,627,638	5,527,800	24,319,343	29,847,143	(12,360,184)	17,486,959	—
Oak Mill I	Germantown, MD	1984	208	10,000,000	13,155,522	7,424,527	10,000,000	20,580,049	30,580,049	(8,600,153)	21,979,896	—
Oak Park North	Agoura Hills, CA	1990	220	1,706,900	15,362,666	3,868,037	1,706,900	19,230,703	20,937,603	(11,198,439)	9,739,164	—
Oak Park South	Agoura Hills, CA	1989	224	1,683,800	15,154,608	3,913,374	1,683,800	19,067,982	20,751,782	(11,171,569)	9,580,213	—
Oaks at Falls Church	Falls Church, VA	1966	176	20,240,000	20,152,616	3,675,805	20,240,000	23,828,421	44,068,421	(7,774,342)	36,294,079	—
Ocean Crest	Solana Beach, CA	1986	146	5,111,200	11,910,438	2,279,108	5,111,200	14,189,546	19,300,746	(7,615,611)	11,685,135	—
Ocean Walk	Key West, FL	1990	297	2,838,749	25,545,009	3,492,832	2,838,749	29,037,841	31,876,590	(15,788,732)	16,087,858	—
Orchard Ridge	Lynnwood, WA	1988	104	480,600	4,372,033	1,416,465	480,600	5,788,498	6,269,098	(3,731,392)	2,537,706	—
Palm Trace Landings	Davie, FL	1995	768	38,400,000	105,693,432	3,667,268	38,400,000	109,360,700	147,760,700	(32,542,144)	115,218,556	—
Panther Ridge	Federal Way, WA	1980	260	1,055,800	9,506,117	2,140,710	1,055,800	11,646,827	12,702,627	(6,713,735)	5,988,892	—
Parc 77	New York, NY (G)	1903	137	40,504,000	18,025,679	4,589,070	40,504,000	22,614,749	63,118,749	(7,304,745)	55,814,004	—
Parc Cameron	New York, NY (G)	1927	166	37,600,000	9,855,597	5,715,000	37,600,000	15,570,597	53,170,597	(6,182,777)	46,987,820	—
Parc Coliseum	New York, NY (G)	1910	177	52,654,000	23,045,751	7,389,493	52,654,000	30,435,244	83,089,244	(9,968,139)	73,121,105	—
Parc East Towers	New York, NY (G)	1977	324	102,163,000	108,989,402	6,303,791	102,163,000	115,293,193	217,456,193	(27,730,132)	189,726,061	—
Park at Turtle Run, The	Coral Springs, FL	2001	257	15,420,000	36,064,629	1,138,034	15,420,000	37,202,663	52,622,663	(12,013,061)	40,609,602	—
Park West (CA)	Los Angeles, CA	1987/1990	444	3,033,500	27,302,383	5,986,542	3,033,500	33,288,925	36,322,425	(20,597,273)	15,725,152	—
Parkfield	Denver, CO	2000	476	8,330,000	28,667,617	2,635,179	8,330,000	31,302,796	39,632,796	(13,637,129)	25,995,667	—
Parkside	Union City, CA	1979	208	6,246,700	11,827,453	3,773,395	6,246,700	15,600,848	21,847,548	(8,946,852)	12,900,696	—
Pegasus	Los Angeles, CA (G)	1949/2003	322	18,094,052	81,905,948	1,010,419	18,094,052	82,916,367	101,010,419	(8,883,859)	92,126,560	—
Phillips Park	Wellesley, MA	1988	49	816,922	5,460,955	1,006,754	816,922	6,467,709	7,284,631	(3,029,012)	4,255,619	—
Playa Pacifica	Hermosa Beach,CA	1972	285	35,100,000	33,473,822	7,816,545	35,100,000	41,290,367	76,390,367	(14,648,914)	61,741,453	—
Portofino	Chino Hills, CA	1989	176	3,572,400	14,660,994	3,163,077	3,572,400	17,824,071	21,396,471	(9,213,621)	12,182,850	—
Portofino (Val)	Valencia, CA	1989	216	8,640,000	21,487,126	2,535,302	8,640,000	24,022,428	32,662,428	(10,638,272)	22,024,156	—
Portside Towers	Jersey City, NJ (G)	1992-1997	527	22,487,006	96,842,913	17,976,757	22,487,006	114,819,670	137,306,676	(56,764,558)	80,542,118	—
Preserve at Deer Creek	Deerfield Beach, FL	1997	540	13,500,000	60,011,208	7,352,553	13,500,000	67,363,761	80,863,761	(21,754,541)	59,109,220	—
Prime, The	Arlington, VA	2002	256	32,000,000	64,436,539	793,019	32,000,000	65,229,558	97,229,558	(16,925,622)	80,303,936	—
Promenade at Aventura	Aventura, FL	1995	296	13,320,000	30,353,748	5,730,061	13,320,000	36,083,809	49,403,809	(15,402,153)	34,001,656	—
Promenade at Town Center I	Valencia, CA	2001	294	14,700,000	35,390,279	2,077,005	14,700,000	37,467,284	52,167,284	(12,733,454)	39,433,830	—
Promenade at Town Center II	Valencia, CA	2001	270	13,500,000	34,405,636	1,866,780	13,500,000	36,272,416	49,772,416	(12,208,570)	37,563,846	—
Promenade at Wyndham Lakes	Coral Springs, FL	1998	332	6,640,000	26,743,760	4,847,063	6,640,000	31,590,823	38,230,823	(13,633,783)	24,597,040	—
Promenade Terrace	Corona, CA	1990	330	2,272,800	20,546,289	5,449,007	2,272,800	25,995,296	28,268,096	(15,684,738)	12,583,358	—
Promontory Pointe I & II	Phoenix, AZ	1984/1996	424	2,355,509	30,421,840	4,007,789	2,355,509	34,429,629	36,785,138	(18,808,607)	17,976,531	—
Prospect Towers	Hackensack, NJ	1995	157	3,926,600	31,674,675	4,376,379	3,926,600	36,051,054	39,977,654	(16,205,927)	23,771,727	—
EQUITY RESIDENTIAL
ERP OPERATING LIMITED PARTNERSHIP
Schedule III - Real Estate and Accumulated Depreciation
December 31, 2012

Description				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(Improvements, net) (E)	Gross Amount Carried at Close of Period 12/31/12
Apartment Name	Location	Date of Construction	Units (H)	Land	Building & Fixtures	Building & Fixtures	Land	Building & Fixtures (A)	Total (B)	Accumulated Depreciation (C)	Investment in Real Estate, Net at 12/31/12 (B)	Encumbrances
Prospect Towers II	Hackensack, NJ	2002	203	4,500,000	40,617,715	3,929,623	4,500,000	44,547,338	49,047,338	(14,091,202)	34,956,136	—
Red 160 (fka Redmond Way)	Redmond , WA (G)	2011	250	15,546,376	65,320,310	346,281	15,546,376	65,666,591	81,212,967	(4,144,236)	77,068,731	—
Red Road Commons	Miami, FL (G)	2009	404	27,383,547	99,656,440	559,718	27,383,547	100,216,158	127,599,705	(10,565,079)	117,034,626	—
Regency Palms	Huntington Beach, CA	1969	310	1,857,400	16,713,254	5,000,624	1,857,400	21,713,878	23,571,278	(13,274,225)	10,297,053	—
Registry	Northglenn, CO	1986	208	2,000,000	10,925,007	259,859	2,000,000	11,184,866	13,184,866	(2,566,137)	10,618,729	—
Renaissance Villas	Berkeley, CA (G)	1998	34	2,458,000	4,542,000	100,280	2,458,000	4,642,280	7,100,280	(997,805)	6,102,475	—
Reserve at Ashley Lake	Boynton Beach, FL	1990	440	3,520,400	23,332,494	6,350,302	3,520,400	29,682,796	33,203,196	(16,035,666)	17,167,530	—
Reserve at Town Center II (WA)	Mill Creek, WA	2009	100	4,310,418	17,165,442	38,373	4,310,418	17,203,815	21,514,233	(1,876,908)	19,637,325	—
Reserve at Town Center III	Mill Creek, WA	(F)	—	2,089,388	3,490,084	—	2,089,388	3,490,084	5,579,472	—	5,579,472	—
Residences at Bayview	Pompano Beach, FL (G)	2004	225	5,783,545	39,334,455	752,433	5,783,545	40,086,888	45,870,433	(5,299,161)	40,571,272	—
Retreat, The	Phoenix, AZ	1999	480	3,475,114	27,265,252	2,976,118	3,475,114	30,241,370	33,716,484	(14,672,647)	19,043,837	—
Reunion at Redmond Ridge (fka Remond Ridge)	Redmond, WA	2008	321	6,975,705	46,175,001	184,695	6,975,705	46,359,696	53,335,401	(8,224,105)	45,111,296	—
Rianna I	Seattle, WA (G)	2000	78	2,268,160	14,864,482	191,086	2,268,160	15,055,568	17,323,728	(2,529,256)	14,794,472	—
Ridgewood Village I&II	San Diego, CA	1997	408	11,809,500	34,004,048	3,421,687	11,809,500	37,425,735	49,235,235	(16,980,968)	32,254,267	—
River Tower	New York, NY (G)	1982	323	118,669,441	98,880,559	2,622,133	118,669,441	101,502,692	220,172,133	(20,197,403)	199,974,730	—
Riverpark	Redmond, WA (G)	2009	319	14,355,000	80,894,049	67,518	14,355,000	80,961,567	95,316,567	(5,035,285)	90,281,282	—
Rivers Bend (CT)	Windsor, CT	1973	373	3,325,517	22,573,825	2,927,622	3,325,517	25,501,447	28,826,964	(11,668,318)	17,158,646	—
Riverview Condominiums	Norwalk, CT	1991	92	2,300,000	7,406,730	2,296,446	2,300,000	9,703,176	12,003,176	(4,819,131)	7,184,045	—
Rosecliff II	Quincy, MA	2005	130	4,922,840	30,202,160	309,921	4,922,840	30,512,081	35,434,921	(2,615,953)	32,818,968	—
Sabal Palm at Lake Buena Vista	Orlando, FL	1988	400	2,800,000	23,687,893	6,464,030	2,800,000	30,151,923	32,951,923	(14,714,652)	18,237,271	—
Sabal Palm at Metrowest II	Orlando, FL	1997	456	4,560,000	33,907,283	3,163,494	4,560,000	37,070,777	41,630,777	(18,621,155)	23,009,622	—
Sabal Pointe	Coral Springs, FL	1995	275	1,951,600	17,570,508	5,371,496	1,951,600	22,942,004	24,893,604	(13,656,091)	11,237,513	—
Sage	Everett, WA	2002	123	2,500,000	12,021,256	509,255	2,500,000	12,530,511	15,030,511	(3,881,499)	11,149,012	—
Sakura Crossing	Los Angeles, CA (G)	2009	230	14,641,990	42,858,010	67,668	14,641,990	42,925,678	57,567,668	(4,308,500)	53,259,168	—
Savannah at Park Place	Atlanta, GA	2001	416	7,696,095	34,034,000	3,030,294	7,696,095	37,064,294	44,760,389	(12,902,641)	31,857,748	—
Savoy at Dayton Station III (fka Savoy III)	Aurora, CO	2012	168	659,165	20,801,301	4,871	659,165	20,806,172	21,465,337	(493,651)	20,971,686	—
Scarborough Square	Rockville, MD	1967	121	1,815,000	7,608,125	2,636,140	1,815,000	10,244,265	12,059,265	(5,777,402)	6,281,863	—
Sedona Ridge	Phoenix, AZ	1989	250	3,750,000	14,750,000	594,723	3,750,000	15,344,723	19,094,723	(3,754,639)	15,340,084	—
Seeley Lake	Lakewood, WA	1990	522	2,760,400	24,845,286	4,919,610	2,760,400	29,764,896	32,525,296	(16,810,786)	15,714,510	—
Seventh & James	Seattle, WA	1992	96	663,800	5,974,803	3,169,294	663,800	9,144,097	9,807,897	(5,556,778)	4,251,119	—
Shadow Creek	Winter Springs, FL	2000	280	6,000,000	21,719,768	1,723,693	6,000,000	23,443,461	29,443,461	(8,121,736)	21,321,725	—
Sheridan Lake Club	Dania Beach, FL	2001	240	12,000,000	23,170,580	1,577,555	12,000,000	24,748,135	36,748,135	(7,699,328)	29,048,807	—
Sheridan Ocean Club combined	Dania Beach, FL	1991	648	18,313,414	47,091,594	15,399,729	18,313,414	62,491,323	80,804,737	(27,296,479)	53,508,258	—
Siena Terrace	Lake Forest, CA	1988	356	8,900,000	24,083,024	4,002,133	8,900,000	28,085,157	36,985,157	(13,747,923)	23,237,234	—
Skycrest	Valencia, CA	1999	264	10,560,000	25,574,457	2,123,434	10,560,000	27,697,891	38,257,891	(12,044,811)	26,213,080	—
Skylark	Union City, CA	1986	174	1,781,600	16,731,916	1,791,961	1,781,600	18,523,877	20,305,477	(9,490,193)	10,815,284	—
Skyline Terrace	Burlingame, CA	1967 & 1987	138	16,836,000	35,414,000	2,475,480	16,836,000	37,889,480	54,725,480	(4,706,514)	50,018,966	—
Skyline Towers	Falls Church, VA (G)	1971	939	78,278,200	91,485,591	29,934,636	78,278,200	121,420,227	199,698,427	(43,347,611)	156,350,816	—
Skyview	Rancho Santa Margarita, CA	1999	260	3,380,000	21,952,863	2,009,739	3,380,000	23,962,602	27,342,602	(11,496,938)	15,845,664	—
Sonoran	Phoenix, AZ	1995	429	2,361,922	31,841,724	3,264,621	2,361,922	35,106,345	37,468,267	(18,709,220)	18,759,047	—
Southwood	Palo Alto, CA	1985	100	6,936,600	14,324,069	2,939,857	6,936,600	17,263,926	24,200,526	(8,779,798)	15,420,728	—
Springbrook Estates	Riverside, CA	(F)	—	18,200,000	—	—	18,200,000	—	18,200,000	—	18,200,000	—
Springs Colony	Altamonte Springs, FL	1986	188	630,411	5,852,157	2,551,306	630,411	8,403,463	9,033,874	(5,810,262)	3,223,612	—
St. Andrews at Winston Park	Coconut Creek, FL	1997	284	5,680,000	19,812,090	3,443,096	5,680,000	23,255,186	28,935,186	(9,387,233)	19,547,953	—
Stoney Creek	Lakewood, WA	1990	231	1,215,200	10,938,134	2,533,940	1,215,200	13,472,074	14,687,274	(7,802,275)	6,884,999	—
Stonybrook	Boynton Beach, FL	2001	264	10,500,000	24,967,638	1,476,723	10,500,000	26,444,361	36,944,361	(8,081,289)	28,863,072	—
Summerset Village II	Chatsworth, CA	(F)	—	260,646	—	—	260,646	—	260,646	—	260,646	—
Summit & Birch Hill	Farmington, CT	1967	186	1,757,438	11,748,112	3,150,829	1,757,438	14,898,941	16,656,379	(7,116,571)	9,539,808	—

EQUITY RESIDENTIAL
ERP OPERATING LIMITED PARTNERSHIP
Schedule III - Real Estate and Accumulated Depreciation
December 31, 2012

Description				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(Improvements, net) (E)	Gross Amount Carried at Close of Period 12/31/12
Apartment Name	Location	Date of Construction	Units (H)	Land	Building & Fixtures	Building & Fixtures	Land	Building & Fixtures (A)	Total (B)	Accumulated Depreciation (C)	Investment in Real Estate, Net at 12/31/12 (B)	Encumbrances
Sycamore Creek	Scottsdale, AZ	1984	350	3,152,000	19,083,727	3,524,641	3,152,000	22,608,368	25,760,368	(12,645,066)	13,115,302	—
Ten23 (fka 500 West 23rd Street)	New York, NY (G)	2011	111	—	55,094,616	73,313	—	55,167,929	55,167,929	(1,930,538)	53,237,391	—
Terraces, The	San Francisco, CA (G)	1975	117	14,087,610	16,321,570	339,496	14,087,610	16,661,066	30,748,676	(1,669,806)	29,078,870	—
Third Square	Cambridge, MA (G)	2008/2009	471	26,767,171	218,745,109	2,565,835	26,767,171	221,310,944	248,078,115	(31,817,136)	216,260,979	—
Tortuga Bay	Orlando, FL	2004	314	6,280,000	32,121,779	1,197,577	6,280,000	33,319,356	39,599,356	(10,233,609)	29,365,747	—
Toscana	Irvine, CA	1991/1993	563	39,410,000	50,806,072	7,320,599	39,410,000	58,126,671	97,536,671	(26,096,607)	71,440,064	—
Townes at Herndon	Herndon, VA	2002	218	10,900,000	49,216,125	776,855	10,900,000	49,992,980	60,892,980	(14,084,769)	46,808,211	—
Trump Place, 140 Riverside	New York, NY (G)	2003	354	103,539,100	94,082,725	2,566,988	103,539,100	96,649,713	200,188,813	(26,637,468)	173,551,345	—
Trump Place, 160 Riverside	New York, NY (G)	2001	455	139,933,500	190,964,745	7,898,524	139,933,500	198,863,269	338,796,769	(52,832,992)	285,963,777	—
Trump Place, 180 Riverside	New York, NY (G)	1998	516	144,968,250	138,346,681	6,980,980	144,968,250	145,327,661	290,295,911	(40,639,020)	249,656,891	—
Uwajimaya Village	Seattle, WA	2002	176	8,800,000	22,188,288	320,211	8,800,000	22,508,499	31,308,499	(7,306,208)	24,002,291	—
Valencia Plantation	Orlando, FL	1990	194	873,000	12,819,377	2,264,564	873,000	15,083,941	15,956,941	(7,679,299)	8,277,642	—
Vantage Pointe	San Diego, CA (G)	2009	679	9,403,960	190,596,040	3,629,681	9,403,960	194,225,721	203,629,681	(19,966,728)	183,662,953	—
Veridian (fka Silver Spring)	Silver Spring, MD (G)	2009	457	18,539,817	130,407,365	440,675	18,539,817	130,848,040	149,387,857	(16,158,435)	133,229,422	—
Versailles (K-Town)	Los Angeles, CA	2008	225	10,590,975	44,409,025	239,807	10,590,975	44,648,832	55,239,807	(6,926,468)	48,313,339	—
Victor on Venice	Los Angeles, CA (G)	2006	115	10,350,000	35,433,437	237,130	10,350,000	35,670,567	46,020,567	(8,859,582)	37,160,985	—
Villa Solana	Laguna Hills, CA	1984	272	1,665,100	14,985,677	8,132,584	1,665,100	23,118,261	24,783,361	(14,288,430)	10,494,931	—
Village at Bear Creek	Lakewood, CO	1987	472	4,519,700	40,676,390	4,997,870	4,519,700	45,674,260	50,193,960	(24,795,219)	25,398,741	—
Village at Howard Hughes (Lots 1 & 2/3 & 4)	Los Angeles, CA	(F)	—	79,140,504	759,769	—	79,140,504	759,769	79,900,273	—	79,900,273	—
Village at Lakewood	Phoenix, AZ	1988	240	3,166,411	13,859,090	2,489,757	3,166,411	16,348,847	19,515,258	(8,961,390)	10,553,868	—
Vista Del Largo	Mission Viejo, CA	1986-1988	608	4,525,800	40,736,293	14,798,953	4,525,800	55,535,246	60,061,046	(34,665,902)	25,395,144	—
Vista Montana - Residential	San Jose, CA	(F)	—	27,410,280	1,199,671	—	27,410,280	1,199,671	28,609,951	—	28,609,951	—
Vista on Courthouse	Arlington, VA	2008	220	15,550,260	69,449,740	397,975	15,550,260	69,847,715	85,397,975	(10,744,482)	74,653,493	—
Walden Park	Cambridge, MA	1966	232	12,448,888	52,044,448	1,594,732	12,448,888	53,639,180	66,088,068	(5,239,651)	60,848,417	—
Waterford Place (CO)	Thornton, CO	1998	336	5,040,000	29,946,419	1,637,326	5,040,000	31,583,745	36,623,745	(11,886,541)	24,737,204	—
Waterside	Reston, VA	1984	276	20,700,000	27,474,387	8,220,602	20,700,000	35,694,989	56,394,989	(12,496,308)	43,898,681	—
Webster Green	Needham, MA	1985	77	1,418,893	9,485,006	1,114,670	1,418,893	10,599,676	12,018,569	(4,715,170)	7,303,399	—
Welleby Lake Club	Sunrise, FL	1991	304	3,648,000	17,620,879	5,597,514	3,648,000	23,218,393	26,866,393	(11,549,224)	15,317,169	—
West End Apartments (fka Emerson Place/ CRP II)	Boston, MA (G)	2008	310	469,546	163,123,022	494,911	469,546	163,617,933	164,087,479	(27,681,291)	136,406,188	—
West Seattle	Seattle, WA	(F)	—	11,726,305	2,490,247	—	11,726,305	2,490,247	14,216,552	—	14,216,552	—
Westerly at Worldgate	Herndon, VA	1995	320	14,568,000	43,620,057	1,427,763	14,568,000	45,047,820	59,615,820	(10,109,303)	49,506,517	—
Westgate I (fka Westgate Pasadena Apartments)	Pasadena, CA	2010	480	22,898,848	133,521,009	119,567	22,898,848	133,640,576	156,539,424	(9,242,093)	147,297,331	—
Westgate II (fka Westgate Block 2)	Pasadena, CA	(F)	—	17,859,785	44,087,554	—	17,859,785	44,087,554	61,947,339	—	61,947,339	—
Westgate III (fka Westgate Block 1)	Pasadena, CA	(F)	—	12,118,061	8,735,107	—	12,118,061	8,735,107	20,853,168	—	20,853,168	—
Westridge	Tacoma, WA	1987 -1991	714	3,501,900	31,506,082	7,594,870	3,501,900	39,100,952	42,602,852	(22,336,808)	20,266,044	—
Westside Villas I	Los Angeles, CA	1999	21	1,785,000	3,233,254	292,332	1,785,000	3,525,586	5,310,586	(1,566,348)	3,744,238	—
Westside Villas II	Los Angeles, CA	1999	23	1,955,000	3,541,435	179,368	1,955,000	3,720,803	5,675,803	(1,581,322)	4,094,481	—
Westside Villas III	Los Angeles, CA	1999	36	3,060,000	5,538,871	265,521	3,060,000	5,804,392	8,864,392	(2,460,640)	6,403,752	—
Westside Villas IV	Los Angeles, CA	1999	36	3,060,000	5,539,390	273,968	3,060,000	5,813,358	8,873,358	(2,464,903)	6,408,455	—
Westside Villas V	Los Angeles, CA	1999	60	5,100,000	9,224,485	471,533	5,100,000	9,696,018	14,796,018	(4,123,174)	10,672,844	—
Westside Villas VI	Los Angeles, CA	1989	18	1,530,000	3,023,523	262,936	1,530,000	3,286,459	4,816,459	(1,430,776)	3,385,683	—
Westside Villas VII	Los Angeles, CA	2001	53	4,505,000	10,758,900	452,331	4,505,000	11,211,231	15,716,231	(4,173,724)	11,542,507	—
Wimberly at Deerwood	Jacksonville, FL	2000	322	8,000,000	30,057,214	1,762,941	8,000,000	31,820,155	39,820,155	(9,410,511)	30,409,644	—
Winchester Park	Riverside, RI	1972	416	2,822,618	18,868,626	7,266,563	2,822,618	26,135,189	28,957,807	(13,008,087)	15,949,720	—
Winchester Wood	Riverside, RI	1989	62	683,215	4,567,154	1,011,098	683,215	5,578,252	6,261,467	(2,491,362)	3,770,105	—
Windridge (CA)	Laguna Niguel, CA	1989	344	2,662,900	23,985,497	7,370,121	2,662,900	31,355,618	34,018,518	(18,946,445)	15,072,073	—
Windsor at Fair Lakes	Fairfax, VA	1988	250	10,000,000	28,587,109	6,701,806	10,000,000	35,288,915	45,288,915	(12,650,207)	32,638,708	—
Winston, The (FL)	Pembroke Pines, FL	2001/2003	464	18,561,000	49,527,569	2,297,064	18,561,000	51,824,633	70,385,633	(14,329,842)	56,055,791	—
EQUITY RESIDENTIAL
ERP OPERATING LIMITED PARTNERSHIP
Schedule III - Real Estate and Accumulated Depreciation
December 31, 2012

Description				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(Improvements, net) (E)	Gross Amount Carried at Close of Period 12/31/12
Apartment Name	Location	Date of Construction	Units (H)	Land	Building & Fixtures	Building & Fixtures	Land	Building & Fixtures (A)	Total (B)	Accumulated Depreciation (C)	Investment in Real Estate, Net at 12/31/12 (B)	Encumbrances
Wood Creek (CA)	Pleasant Hill, CA	1987	256	9,729,900	23,009,768	6,108,839	9,729,900	29,118,607	38,848,507	(15,172,018)	23,676,489	—
Woodbridge (CT)	Newington, CT	1968	73	498,377	3,331,548	1,021,950	498,377	4,353,498	4,851,875	(2,034,470)	2,817,405	—
Woodland Park	East Palo Alto, CA (G)	1953	1,812	72,314,518	57,267,661	4,000,424	72,314,518	61,268,085	133,582,603	(14,050,014)	119,532,589	—
Management Business	Chicago, IL	(D)	—	—	—	93,750,517	—	93,750,517	93,750,517	(70,059,419)	23,691,098	—
Operating Partnership	Chicago, IL	(F)	—	—	4,528,494	—	—	4,528,494	4,528,494	—	4,528,494	—
Wholly Owned Unencumbered			73,732	3,731,343,610	9,953,052,315	992,053,562	3,731,343,610	10,945,105,877	14,676,449,487	(3,266,454,538)	11,409,994,949	—
Wholly Owned Encumbered:
4701 Willard Ave	Chevy Chase, MD (G)	1966	512	76,921,130	153,947,682	1,061,755	76,921,130	155,009,437	231,930,567	(11,597,683)	220,332,884	104,556,923
55 West Fifth I & II (fka Townhouse Plaza and Gardens)	San Mateo, CA	1964/1972	241	21,041,710	71,931,323	215,831	21,041,710	72,147,154	93,188,864	(2,686,429)	90,502,435	30,778,664
929 House	Cambridge, MA (G)	1975	127	3,252,993	21,745,595	4,792,140	3,252,993	26,537,735	29,790,728	(11,377,564)	18,413,164	2,464,147
Academy Village	North Hollywood, CA	1989	248	25,000,000	23,593,194	6,492,522	25,000,000	30,085,716	55,085,716	(11,470,719)	43,614,997	20,000,000
Acappella	Pasadena, CA	2002	143	5,839,548	29,360,452	277,755	5,839,548	29,638,207	35,477,755	(3,824,665)	31,653,090	20,389,637
Acton Courtyard	Berkeley, CA (G)	2003	71	5,550,000	15,785,509	126,430	5,550,000	15,911,939	21,461,939	(4,051,110)	17,410,829	9,920,000
Alborada	Fremont, CA	1999	442	24,310,000	59,214,129	2,626,742	24,310,000	61,840,871	86,150,871	(27,444,903)	58,705,968	(I)
Alexander on Ponce	Atlanta, GA	2003	330	9,900,000	35,819,022	1,617,126	9,900,000	37,436,148	47,336,148	(10,925,726)	36,410,422	30,889,928
Arbor Terrace	Sunnyvale, CA	1979	175	9,057,300	18,483,642	2,414,658	9,057,300	20,898,300	29,955,600	(10,784,419)	19,171,181	(K)
Artech Building	Berkeley, CA (G)	2002	21	1,642,000	9,152,518	108,579	1,642,000	9,261,097	10,903,097	(2,117,964)	8,785,133	3,200,000
Artisan Square	Northridge, CA	2002	140	7,000,000	20,537,359	805,318	7,000,000	21,342,677	28,342,677	(7,724,759)	20,617,918	22,779,715
Avanti	Anaheim, CA	1987	162	12,960,000	18,497,683	1,168,149	12,960,000	19,665,832	32,625,832	(5,822,854)	26,802,978	18,169,458
Bachenheimer Building	Berkeley, CA (G)	2004	44	3,439,000	13,866,379	76,376	3,439,000	13,942,755	17,381,755	(3,327,186)	14,054,569	8,585,000
Bella Vista Apartments at Boca Del Mar	Boca Raton, FL	1985	392	11,760,000	20,190,252	14,210,692	11,760,000	34,400,944	46,160,944	(17,113,970)	29,046,974	26,134,010
Berkeleyan	Berkeley, CA (G)	1998	56	4,377,000	16,022,110	301,952	4,377,000	16,324,062	20,701,062	(4,008,100)	16,692,962	8,290,000
Brookside (CO)	Boulder, CO	1993	144	3,600,400	10,211,159	2,457,688	3,600,400	12,668,847	16,269,247	(6,141,451)	10,127,796	(K)
Canterbury	Germantown, MD	1986	544	2,781,300	32,942,531	14,663,505	2,781,300	47,606,036	50,387,336	(29,231,534)	21,155,802	31,680,000
Cape House I	Jacksonville, FL	1998	240	4,800,000	22,484,240	699,067	4,800,000	23,183,307	27,983,307	(7,222,093)	20,761,214	13,325,916
Cape House II	Jacksonville, FL	1998	240	4,800,000	22,229,836	1,882,338	4,800,000	24,112,174	28,912,174	(7,720,133)	21,192,041	12,705,475
Carmel Terrace	San Diego, CA	1988-1989	384	2,288,300	20,596,281	10,197,424	2,288,300	30,793,705	33,082,005	(19,654,063)	13,427,942	(J)
Cascade at Landmark	Alexandria, VA	1990	277	3,603,400	19,657,554	8,058,058	3,603,400	27,715,612	31,319,012	(15,450,921)	15,868,091	31,921,089
Chelsea Square	Redmond, WA	1991	113	3,397,100	9,289,074	1,650,412	3,397,100	10,939,486	14,336,586	(5,456,865)	8,879,721	(K)
Church Corner	Cambridge, MA (G)	1987	85	5,220,000	16,744,643	1,461,569	5,220,000	18,206,212	23,426,212	(5,666,620)	17,759,592	12,000,000
Cierra Crest	Denver, CO	1996	480	4,803,100	34,894,898	4,883,250	4,803,100	39,778,148	44,581,248	(21,390,229)	23,191,019	(K)
City Pointe	Fullerton, CA (G)	2004	183	6,863,792	36,476,208	549,414	6,863,792	37,025,622	43,889,414	(5,887,612)	38,001,802	22,530,961
CityView at Longwood	Boston, MA (G)	1970	295	14,704,898	79,195,102	6,560,442	14,704,898	85,755,544	100,460,442	(9,856,238)	90,604,204	25,604,094
Clarendon, The	Arlington, VA (G)	2005	292	30,400,340	103,824,660	992,382	30,400,340	104,817,042	135,217,382	(10,223,134)	124,994,248	45,588,729
Colorado Pointe	Denver, CO	2006	193	5,790,000	28,815,607	520,224	5,790,000	29,335,831	35,125,831	(8,636,396)	26,489,435	(J)
Copper Canyon	Highlands Ranch, CO	1999	222	1,442,212	16,251,114	1,458,531	1,442,212	17,709,645	19,151,857	(8,646,200)	10,505,657	(J)
Country Brook	Chandler, AZ	1986-1996	396	1,505,219	29,542,535	6,179,246	1,505,219	35,721,781	37,227,000	(18,250,640)	18,976,360	(J)
Creekside (San Mateo)	San Mateo, CA	1985	192	9,606,600	21,193,232	3,217,228	9,606,600	24,410,460	34,017,060	(11,822,291)	22,194,769	(K)
Crescent at Cherry Creek	Denver, CO	1994	216	2,594,000	15,149,470	3,570,821	2,594,000	18,720,291	21,314,291	(9,687,890)	11,626,401	(J)
Deerwood (SD)	San Diego, CA	1990	316	2,082,095	18,739,815	13,582,795	2,082,095	32,322,610	34,404,705	(20,753,292)	13,651,413	(J)
Estates at Maitland Summit	Orlando, FL	1998	272	9,520,000	28,352,160	1,081,473	9,520,000	29,433,633	38,953,633	(9,786,728)	29,166,905	(K)
Estates at Tanglewood	Westminster, CO	2003	504	7,560,000	51,256,538	2,353,728	7,560,000	53,610,266	61,170,266	(16,136,747)	45,033,519	(I)
Fairfield	Stamford, CT (G)	1996	263	6,510,200	39,690,120	5,842,540	6,510,200	45,532,660	52,042,860	(23,653,659)	28,389,201	34,595,000
Fine Arts Building	Berkeley, CA (G)	2004	100	7,817,000	26,462,772	126,659	7,817,000	26,589,431	34,406,431	(6,531,190)	27,875,241	16,215,000
Gaia Building	Berkeley, CA (G)	2000	91	7,113,000	25,623,826	182,302	7,113,000	25,806,128	32,919,128	(6,314,824)	26,604,304	14,630,000
Gateway at Malden Center	Malden, MA (G)	1988	203	9,209,780	25,722,666	8,897,576	9,209,780	34,620,242	43,830,022	(14,086,455)	29,743,567	14,970,000
Glen Meadow	Franklin, MA	1971	288	2,339,330	16,133,588	3,738,664	2,339,330	19,872,252	22,211,582	(9,797,743)	12,413,839	73,023
Glo	Los Angeles, CA (G)	2008	201	16,047,022	48,650,963	79,365	16,047,022	48,730,328	64,777,350	(3,923,877)	60,853,473	31,639,508
Grandeville at River Place	Oviedo, FL	2002	280	6,000,000	23,114,693	2,003,967	6,000,000	25,118,660	31,118,660	(8,753,388)	22,365,272	23,789,381
EQUITY RESIDENTIAL
ERP OPERATING LIMITED PARTNERSHIP
Schedule III - Real Estate and Accumulated Depreciation
December 31, 2012

Description				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(Improvements, net) (E)	Gross Amount Carried at Close of Period 12/31/12
Apartment Name	Location	Date of Construction	Units (H)	Land	Building & Fixtures	Building & Fixtures	Land	Building & Fixtures (A)	Total (B)	Accumulated Depreciation (C)	Investment in Real Estate, Net at 12/31/12 (B)	Encumbrances
Greenwood Park	Centennial, CO	1994	291	4,365,000	38,372,440	1,506,405	4,365,000	39,878,845	44,243,845	(10,442,337)	33,801,508	(K)
Greenwood Plaza	Centennial, CO	1996	266	3,990,000	35,846,708	2,104,789	3,990,000	37,951,497	41,941,497	(10,056,365)	31,885,132	(K)
Harbor Steps	Seattle, WA (G)	2000	738	59,900,000	158,829,432	10,108,872	59,900,000	168,938,304	228,838,304	(47,176,332)	181,661,972	116,707,586
Hathaway	Long Beach, CA	1987	385	2,512,500	22,611,912	6,999,887	2,512,500	29,611,799	32,124,299	(18,254,266)	13,870,033	46,517,800
Heights on Capitol Hill	Seattle, WA (G)	2006	104	5,425,000	21,138,028	156,462	5,425,000	21,294,490	26,719,490	(5,561,995)	21,157,495	28,180,585
Heritage at Stone Ridge	Burlington, MA	2005	180	10,800,000	31,808,335	811,286	10,800,000	32,619,621	43,419,621	(9,708,789)	33,710,832	27,554,850
Heronfield	Kirkland, WA	1990	202	9,245,000	27,017,749	1,390,613	9,245,000	28,408,362	37,653,362	(7,709,518)	29,943,844	(J)
Ivory Wood	Bothell, WA	2000	144	2,732,800	13,888,282	623,037	2,732,800	14,511,319	17,244,119	(4,834,547)	12,409,572	8,020,000
Kelvin Court (fka Alta Pacific)	Irvine, CA	2008	132	10,752,145	34,647,190	120,472	10,752,145	34,767,662	45,519,807	(5,995,083)	39,524,724	26,495,000
La Terrazza at Colma Station	Colma, CA (G)	2005	153	—	41,251,044	527,066	—	41,778,110	41,778,110	(10,146,352)	31,631,758	25,175,000
Liberty Park	Brain Tree, MA	2000	202	5,977,504	26,749,111	2,460,232	5,977,504	29,209,343	35,186,847	(10,761,276)	24,425,571	24,980,280
Liberty Tower	Arlington, VA (G)	2008	235	16,382,822	83,817,078	742,901	16,382,822	84,559,979	100,942,801	(10,769,392)	90,173,409	48,013,044
Lincoln Heights	Quincy, MA	1991	336	5,928,400	33,595,262	10,858,842	5,928,400	44,454,104	50,382,504	(23,578,128)	26,804,376	(K)
Lindley	Encino, CA	2004	129	5,805,000	25,705,000	514,251	5,805,000	26,219,251	32,024,251	(2,872,823)	29,151,428	21,774,431
Longview Place	Waltham, MA	2004	348	20,880,000	90,255,509	2,585,682	20,880,000	92,841,191	113,721,191	(24,878,084)	88,843,107	60,073,423
Market Street Village	San Diego, CA	2006	229	13,740,000	40,757,301	663,637	13,740,000	41,420,938	55,160,938	(10,928,473)	44,232,465	(J)
Marks	Englewood, CO (G)	1987	616	4,928,500	44,622,314	10,289,760	4,928,500	54,912,074	59,840,574	(29,539,822)	30,300,752	19,195,000
Metro on First	Seattle, WA (G)	2002	102	8,540,000	12,209,981	355,218	8,540,000	12,565,199	21,105,199	(3,611,780)	17,493,419	22,843,410
Mill Creek	Milpitas, CA	1991	516	12,858,693	57,168,503	3,411,695	12,858,693	60,580,198	73,438,891	(21,470,962)	51,967,929	69,312,259
Miramar Lakes	Miramar, FL	2003	344	17,200,000	51,487,235	1,841,780	17,200,000	53,329,015	70,529,015	(15,869,408)	54,659,607	(L)
Missions at Sunbow	Chula Vista, CA	2003	336	28,560,000	59,287,595	1,474,195	28,560,000	60,761,790	89,321,790	(18,989,124)	70,332,666	49,466,827
Moda	Seattle, WA (G)	2009	251	12,649,228	36,842,012	575,003	12,649,228	37,417,015	50,066,243	(4,262,856)	45,803,387	(M)
Monte Viejo	Phoenix, AZ	2004	480	12,700,000	45,926,784	1,167,397	12,700,000	47,094,181	59,794,181	(15,568,004)	44,226,177	40,046,245
Montecito	Valencia, CA	1999	210	8,400,000	24,709,146	1,943,224	8,400,000	26,652,370	35,052,370	(11,538,714)	23,513,656	(J)
Montierra (CA)	San Diego, CA	1990	272	8,160,000	29,360,938	6,924,642	8,160,000	36,285,580	44,445,580	(17,100,722)	27,344,858	(J)
Mosaic at Metro	Hyattsville, MD	2008	260	—	59,582,698	225,848	—	59,808,546	59,808,546	(8,905,855)	50,902,691	44,242,551
Mountain Terrace	Stevenson Ranch, CA	1992	510	3,966,500	35,814,995	11,880,404	3,966,500	47,695,399	51,661,899	(26,027,707)	25,634,192	57,428,472
North Pier at Harborside	Jersey City, NJ (I)	2003	297	4,000,159	94,290,590	2,270,783	4,000,159	96,561,373	100,561,532	(29,127,561)	71,433,971	87,104,293
Northpark	Burlingame, CA	1972	510	38,607,000	77,477,449	8,188,935	38,607,000	85,666,384	124,273,384	(12,263,687)	112,009,697	66,848,062
Oak Mill II	Germantown, MD	1985	192	854,133	10,233,947	6,407,089	854,133	16,641,036	17,495,169	(10,175,811)	7,319,358	9,600,000
Oaks	Santa Clarita, CA	2000	520	23,400,000	61,020,438	3,172,779	23,400,000	64,193,217	87,593,217	(22,524,758)	65,068,459	39,300,896
Olde Redmond Place	Redmond, WA	1986	192	4,807,100	14,126,038	4,272,420	4,807,100	18,398,458	23,205,558	(10,211,706)	12,993,852	(K)
Olympus Towers	Seattle, WA (G)	2000	328	14,752,034	73,335,425	3,733,218	14,752,034	77,068,643	91,820,677	(24,854,720)	66,965,957	49,875,780
Promenade at Peachtree	Chamblee, GA	2001	406	10,120,250	31,219,739	1,879,804	10,120,250	33,099,543	43,219,793	(11,135,840)	32,083,953	(J)
Providence	Bothell, WA	2000	200	3,573,621	19,055,505	649,064	3,573,621	19,704,569	23,278,190	(6,712,762)	16,565,428	(I)
Reserve at Clarendon Centre, The	Arlington, VA (G)	2003	252	10,500,000	52,812,935	3,274,267	10,500,000	56,087,202	66,587,202	(18,267,935)	48,319,267	(J)
Reserve at Eisenhower, The	Alexandria, VA	2002	226	6,500,000	34,585,060	1,269,401	6,500,000	35,854,461	42,354,461	(12,633,606)	29,720,855	(J)
Reserve at Empire Lakes	Rancho Cucamonga, CA	2005	467	16,345,000	73,080,670	1,720,059	16,345,000	74,800,729	91,145,729	(20,699,538)	70,446,191	(I)
Reserve at Fairfax Corner	Fairfax, VA	2001	652	15,804,057	63,129,051	3,830,832	15,804,057	66,959,883	82,763,940	(24,763,444)	58,000,496	84,778,875
Reserve at Potomac Yard	Alexandria, VA	2002	588	11,918,917	68,862,641	5,048,808	11,918,917	73,911,449	85,830,366	(23,292,875)	62,537,491	66,470,000
Reserve at Town Center (WA)	Mill Creek, WA	2001	389	10,369,400	41,172,081	1,984,196	10,369,400	43,156,277	53,525,677	(13,983,352)	39,542,325	29,160,000
Rianna II	Seattle, WA (G)	2002	78	2,161,840	14,433,614	63,293	2,161,840	14,496,907	16,658,747	(2,395,149)	14,263,598	10,102,987
Rockingham Glen	West Roxbury, MA	1974	143	1,124,217	7,515,160	1,873,296	1,124,217	9,388,456	10,512,673	(4,475,844)	6,036,829	1,110,388
Rolling Green (Amherst)	Amherst, MA	1970	204	1,340,702	8,962,317	3,729,768	1,340,702	12,692,085	14,032,787	(6,558,871)	7,473,916	1,820,672
Rolling Green (Milford)	Milford, MA	1970	304	2,012,350	13,452,150	4,991,894	2,012,350	18,444,044	20,456,394	(8,987,510)	11,468,884	2,136,972
Savannah Lakes	Boynton Beach, FL	1991	466	7,000,000	30,263,310	6,874,423	7,000,000	37,137,733	44,137,733	(14,707,744)	29,429,989	38,440,808
Savannah Midtown	Atlanta, GA	2000	322	7,209,873	29,371,164	2,886,793	7,209,873	32,257,957	39,467,830	(11,031,647)	28,436,183	17,800,000
Savoy at Dayton Station I & II (fka Savoy I)	Aurora, CO	2001	444	5,450,295	38,765,670	2,866,964	5,450,295	41,632,634	47,082,929	(14,134,433)	32,948,496	(K)

Description				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(Improvements, net) (E)	Gross Amount Carried at Close of Period 12/31/12
Apartment Name	Location	Date of Construction	Units (H)	Land	Building & Fixtures	Building & Fixtures	Land	Building & Fixtures (A)	Total (B)	Accumulated Depreciation (C)	Investment in Real Estate, Net at 12/31/12 (B)	Encumbrances
Sheffield Court	Arlington, VA	1986	597	3,342,381	31,337,332	11,837,473	3,342,381	43,174,805	46,517,186	(25,591,749)	20,925,437	(K)
Sonata at Cherry Creek	Denver, CO	1999	183	5,490,000	18,130,479	1,441,097	5,490,000	19,571,576	25,061,576	(8,409,698)	16,651,878	21,776,367
Sonterra at Foothill Ranch	Foothill Ranch, CA	1997	300	7,503,400	24,048,507	1,768,695	7,503,400	25,817,202	33,320,602	(13,328,413)	19,992,189	(K)
South Winds	Fall River, MA	1971	404	2,481,821	16,780,359	4,484,858	2,481,821	21,265,217	23,747,038	(10,380,323)	13,366,715	3,315,913
Stonegate (CO)	Broomfield, CO	2003	350	8,750,000	32,950,375	2,950,758	8,750,000	35,901,133	44,651,133	(11,460,761)	33,190,372	(I)
Stoney Ridge	Dale City, VA	1985	264	8,000,000	24,147,091	5,550,155	8,000,000	29,697,246	37,697,246	(10,749,305)	26,947,941	14,329,477
Summerset Village	Chatsworth, CA	1985	280	2,629,804	23,670,889	5,392,452	2,629,804	29,063,341	31,693,145	(16,036,741)	15,656,404	38,039,912
Summit at Lake Union	Seattle, WA	1995 -1997	150	1,424,700	12,852,461	4,033,614	1,424,700	16,886,075	18,310,775	(9,120,808)	9,189,967	(K)
Sunforest	Davie, FL	1989	494	10,000,000	32,124,850	4,773,222	10,000,000	36,898,072	46,898,072	(14,182,647)	32,715,425	(K)
Sunforest II	Davie, FL	(F)	—	—	355,718	—	—	355,718	355,718	—	355,718	(K)
Talleyrand	Tarrytown, NY	1997-1998	300	12,000,000	49,838,160	3,921,135	12,000,000	53,759,295	65,759,295	(21,857,136)	43,902,159	35,000,000
Teresina	Chula Vista, CA	2000	440	28,600,000	61,916,670	2,124,429	28,600,000	64,041,099	92,641,099	(18,916,638)	73,724,461	42,711,912
Touriel Building	Berkeley, CA (G)	2004	35	2,736,000	7,810,027	146,325	2,736,000	7,956,352	10,692,352	(2,017,170)	8,675,182	5,050,000
Town Square at Mark Center I (fka Millbrook I)	Alexandria, VA	1996	406	24,360,000	86,178,714	2,656,749	24,360,000	88,835,463	113,195,463	(25,894,801)	87,300,662	77,353,222
Town Square at Mark Center Phase II	Alexandria, VA	2001	272	15,568,464	55,029,607	362,128	15,568,464	55,391,735	70,960,199	(8,064,284)	62,895,915	44,328,445
Tradition at Alafaya	Oviedo, FL	2006	253	7,590,000	31,881,505	509,046	7,590,000	32,390,551	39,980,551	(10,140,996)	29,839,555	(J)
Tuscany at Lindbergh	Atlanta, GA	2001	324	9,720,000	40,874,023	2,004,881	9,720,000	42,878,904	52,598,904	(14,424,459)	38,174,445	29,826,475
Uptown Square	Denver, CO (G)	1999/2001	696	17,492,000	100,696,541	2,796,860	17,492,000	103,493,401	120,985,401	(31,715,087)	89,270,314	99,190,116
Versailles	Woodland Hills, CA	1991	253	12,650,000	33,656,292	4,596,760	12,650,000	38,253,052	50,903,052	(14,048,807)	36,854,245	30,372,953
Via Ventura	Scottsdale, AZ	1980	328	1,351,786	13,382,006	8,275,544	1,351,786	21,657,550	23,009,336	(15,714,893)	7,294,443	(J)
Vintage	Ontario, CA	2005-2007	300	7,059,230	47,677,762	317,138	7,059,230	47,994,900	55,054,130	(12,659,564)	42,394,566	33,000,000
Warwick Station	Westminster, CO	1986	332	2,274,121	21,113,974	3,260,943	2,274,121	24,374,917	26,649,038	(13,454,735)	13,194,303	8,355,000
Westwood Glen	Westwood, MA	1972	156	1,616,505	10,806,004	1,944,100	1,616,505	12,750,104	14,366,609	(5,538,830)	8,827,779	45,194
Whisper Creek	Denver, CO	2002	272	5,310,000	22,998,558	1,153,349	5,310,000	24,151,907	29,461,907	(7,741,554)	21,720,353	13,580,000
Woodlake (WA)	Kirkland, WA	1984	288	6,631,400	16,735,484	3,050,123	6,631,400	19,785,607	26,417,007	(10,524,036)	15,892,971	(K)
Woodleaf	Campbell, CA	1984	178	8,550,600	16,988,183	3,462,069	8,550,600	20,450,252	29,000,852	(9,684,687)	19,316,165	17,858,854
Wholly Owned Encumbered			33,124	1,111,832,021	4,225,841,241	379,252,282	1,111,832,021	4,605,093,523	5,716,925,544	(1,486,115,893)	4,230,809,651	2,392,135,994
Partially Owned Unencumbered:
2300 Elliott	Seattle, WA	1992	92	796,800	7,173,725	6,092,622	796,800	13,266,347	14,063,147	(8,767,366)	5,295,781	—
400 Park Avenue South (EQR)	New York, NY	(F)	—	76,292,169	16,082,096	—	76,292,169	16,082,096	92,374,265	—	92,374,265	—
400 Park Avenue South (Toll)	New York, NY	(F)	—	58,090,357	6,354,921	—	58,090,357	6,354,921	64,445,278	—	64,445,278	—
Canyon Ridge	San Diego, CA	1989	162	4,869,448	11,955,063	1,901,202	4,869,448	13,856,265	18,725,713	(7,602,815)	11,122,898	—
Copper Creek	Tempe, AZ	1984	144	1,017,400	9,158,259	2,047,476	1,017,400	11,205,735	12,223,135	(6,469,568)	5,753,567	—
Country Oaks	Agoura Hills, CA	1985	256	6,105,000	29,561,865	3,379,334	6,105,000	32,941,199	39,046,199	(13,229,506)	25,816,693	—
Fox Ridge	Englewood, CO	1984	300	2,490,000	17,522,114	3,894,256	2,490,000	21,416,370	23,906,370	(9,920,955)	13,985,415	—
Hudson Crossing II	New York, NY	(F)	—	5,000,000	—	—	5,000,000	—	5,000,000	—	5,000,000	—
Monterra in Mill Creek	Mill Creek, WA	2003	139	2,800,000	13,255,122	338,019	2,800,000	13,593,141	16,393,141	(4,144,398)	12,248,743	—
Preserve at Briarcliff	Atlanta, GA	1994	182	6,370,000	17,766,322	830,627	6,370,000	18,596,949	24,966,949	(5,411,770)	19,555,179	—
Strayhorse at Arrowhead Ranch	Glendale, AZ	1998	136	4,400,000	12,968,002	313,368	4,400,000	13,281,370	17,681,370	(3,953,471)	13,727,899	—
Willow Brook (CA)	Pleasant Hill, CA	1985	228	5,055,000	38,388,672	3,057,695	5,055,000	41,446,367	46,501,367	(13,325,998)	33,175,369	—
Partially Owned Unencumbered			1,639	173,286,174	180,186,161	21,854,599	173,286,174	202,040,760	375,326,934	(72,825,847)	302,501,087	—
Partially Owned Encumbered:
Bellevue Meadows	Bellevue, WA	1983	180	4,507,100	12,574,814	4,203,115	4,507,100	16,777,929	21,285,029	(8,891,561)	12,393,468	16,538,000
Canyon Creek (CA)	San Ramon, CA	1984	268	5,425,000	18,812,121	6,276,196	5,425,000	25,088,317	30,513,317	(10,527,427)	19,985,890	28,200,000
Isle at Arrowhead Ranch	Glendale, AZ	1996	256	1,650,237	19,593,123	1,918,104	1,650,237	21,511,227	23,161,464	(11,451,766)	11,709,698	17,700,000
Lantern Cove	Foster City, CA	1985	232	6,945,000	23,064,976	4,671,523	6,945,000	27,736,499	34,681,499	(11,224,944)	23,456,555	36,455,000
Rosecliff	Quincy, MA	1990	156	5,460,000	15,721,570	2,123,007	5,460,000	17,844,577	23,304,577	(8,282,174)	15,022,403	17,400,000
Schooner Bay I	Foster City, CA	1985	168	5,345,000	20,390,618	4,297,996	5,345,000	24,688,614	30,033,614	(9,829,193)	20,204,421	28,870,000

EQUITY RESIDENTIAL
ERP OPERATING LIMITED PARTNERSHIP
Schedule III - Real Estate and Accumulated Depreciation
December 31, 2012

Description				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(Improvements, net) (E)	Gross Amount Carried at Close of Period 12/31/12
Apartment Name	Location	Date of Construction	Units (H)	Land	Building & Fixtures	Building & Fixtures	Land	Building & Fixtures (A)	Total (B)	Accumulated Depreciation (C)	Investment in Real Estate, Net at 12/31/12 (B)	Encumbrances
Schooner Bay II	Foster City, CA	1985	144	4,550,000	18,064,764	3,954,034	4,550,000	22,018,798	26,568,798	(8,871,676)	17,697,122	26,175,000
Scottsdale Meadows	Scottsdale, AZ	1984	168	1,512,000	11,423,349	1,769,044	1,512,000	13,192,393	14,704,393	(7,271,988)	7,432,405	9,270,000
Surrey Downs	Bellevue, WA	1986	122	3,057,100	7,848,618	2,247,834	3,057,100	10,096,452	13,153,552	(5,160,232)	7,993,320	9,829,000
Virgil Square	Los Angeles, CA	1979	142	5,500,000	15,216,613	1,604,433	5,500,000	16,821,046	22,321,046	(5,313,812)	17,007,234	9,900,000
Partially Owned Encumbered			1,836	43,951,437	162,710,566	33,065,286	43,951,437	195,775,852	239,727,289	(86,824,773)	152,902,516	200,337,000
Portfolio/Entity Encumbrances (1)												1,305,895,707
Total Consolidated Investment in Real Estate			110,331	$5,060,413,242	$14,521,790,283	$1,426,225,729	$5,060,413,242	$15,948,016,012	$21,008,429,254	$(4,912,221,051)	$16,096,208,203	$3,898,368,701
EQUITY RESIDENTIAL
ERP OPERATING LIMITED PARTNERSHIP
Schedule III - Real Estate and Accumulated Depreciation
December 31, 2012

Description				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(Improvements, net) (E)	Gross Amount Carried at Close of Period 12/31/12
Apartment Name	Location	Date of Construction	Units (H)	Land	Building & Fixtures	Building & Fixtures	Land	Building & Fixtures (A)	Total (B)	Accumulated Depreciation (C)	Investment in Real Estate, Net at 12/31/12 (B)	Encumbrances
Sheffield Court	Arlington, VA	1986	597	3,342,381	31,337,332	11,837,473	3,342,381	43,174,805	46,517,186	(25,591,749)	20,925,437	(K)
Sonata at Cherry Creek	Denver, CO	1999	183	5,490,000	18,130,479	1,441,097	5,490,000	19,571,576	25,061,576	(8,409,698)	16,651,878	21,776,367
Sonterra at Foothill Ranch	Foothill Ranch, CA	1997	300	7,503,400	24,048,507	1,768,695	7,503,400	25,817,202	33,320,602	(13,328,413)	19,992,189	(K)
South Winds	Fall River, MA	1971	404	2,481,821	16,780,359	4,484,858	2,481,821	21,265,217	23,747,038	(10,380,323)	13,366,715	3,315,913
Stonegate (CO)	Broomfield, CO	2003	350	8,750,000	32,950,375	2,950,758	8,750,000	35,901,133	44,651,133	(11,460,761)	33,190,372	(I)
Stoney Ridge	Dale City, VA	1985	264	8,000,000	24,147,091	5,550,155	8,000,000	29,697,246	37,697,246	(10,749,305)	26,947,941	14,329,477
Summerset Village	Chatsworth, CA	1985	280	2,629,804	23,670,889	5,392,452	2,629,804	29,063,341	31,693,145	(16,036,741)	15,656,404	38,039,912
Summit at Lake Union	Seattle, WA	1995 -1997	150	1,424,700	12,852,461	4,033,614	1,424,700	16,886,075	18,310,775	(9,120,808)	9,189,967	(K)
Sunforest	Davie, FL	1989	494	10,000,000	32,124,850	4,773,222	10,000,000	36,898,072	46,898,072	(14,182,647)	32,715,425	(K)
Sunforest II	Davie, FL	(F)	—	—	355,718	—	—	355,718	355,718	—	355,718	(K)
Talleyrand	Tarrytown, NY	1997-1998	300	12,000,000	49,838,160	3,921,135	12,000,000	53,759,295	65,759,295	(21,857,136)	43,902,159	35,000,000
Teresina	Chula Vista, CA	2000	440	28,600,000	61,916,670	2,124,429	28,600,000	64,041,099	92,641,099	(18,916,638)	73,724,461	42,711,912
Touriel Building	Berkeley, CA (G)	2004	35	2,736,000	7,810,027	146,325	2,736,000	7,956,352	10,692,352	(2,017,170)	8,675,182	5,050,000
Town Square at Mark Center I (fka Millbrook I)	Alexandria, VA	1996	406	24,360,000	86,178,714	2,656,749	24,360,000	88,835,463	113,195,463	(25,894,801)	87,300,662	77,353,222
Town Square at Mark Center Phase II	Alexandria, VA	2001	272	15,568,464	55,029,607	362,128	15,568,464	55,391,735	70,960,199	(8,064,284)	62,895,915	44,328,445
Tradition at Alafaya	Oviedo, FL	2006	253	7,590,000	31,881,505	509,046	7,590,000	32,390,551	39,980,551	(10,140,996)	29,839,555	(J)
Tuscany at Lindbergh	Atlanta, GA	2001	324	9,720,000	40,874,023	2,004,881	9,720,000	42,878,904	52,598,904	(14,424,459)	38,174,445	29,826,475
Uptown Square	Denver, CO (G)	1999/2001	696	17,492,000	100,696,541	2,796,860	17,492,000	103,493,401	120,985,401	(31,715,087)	89,270,314	99,190,116
Versailles	Woodland Hills, CA	1991	253	12,650,000	33,656,292	4,596,760	12,650,000	38,253,052	50,903,052	(14,048,807)	36,854,245	30,372,953
Via Ventura	Scottsdale, AZ	1980	328	1,351,786	13,382,006	8,275,544	1,351,786	21,657,550	23,009,336	(15,714,893)	7,294,443	(J)
Vintage	Ontario, CA	2005-2007	300	7,059,230	47,677,762	317,138	7,059,230	47,994,900	55,054,130	(12,659,564)	42,394,566	33,000,000
Warwick Station	Westminster, CO	1986	332	2,274,121	21,113,974	3,260,943	2,274,121	24,374,917	26,649,038	(13,454,735)	13,194,303	8,355,000
Westwood Glen	Westwood, MA	1972	156	1,616,505	10,806,004	1,944,100	1,616,505	12,750,104	14,366,609	(5,538,830)	8,827,779	45,194
Whisper Creek	Denver, CO	2002	272	5,310,000	22,998,558	1,153,349	5,310,000	24,151,907	29,461,907	(7,741,554)	21,720,353	13,580,000
Woodlake (WA)	Kirkland, WA	1984	288	6,631,400	16,735,484	3,050,123	6,631,400	19,785,607	26,417,007	(10,524,036)	15,892,971	(K)
Woodleaf	Campbell, CA	1984	178	8,550,600	16,988,183	3,462,069	8,550,600	20,450,252	29,000,852	(9,684,687)	19,316,165	17,858,854
Wholly Owned Encumbered			33,124	1,111,832,021	4,225,841,241	379,252,282	1,111,832,021	4,605,093,523	5,716,925,544	(1,486,115,893)	4,230,809,651	2,392,135,994
Partially Owned Unencumbered:
2300 Elliott	Seattle, WA	1992	92	796,800	7,173,725	6,092,622	796,800	13,266,347	14,063,147	(8,767,366)	5,295,781	—
400 Park Avenue South (EQR)	New York, NY	(F)	—	76,292,169	16,082,096	—	76,292,169	16,082,096	92,374,265	—	92,374,265	—
400 Park Avenue South (Toll)	New York, NY	(F)	—	58,090,357	6,354,921	—	58,090,357	6,354,921	64,445,278	—	64,445,278	—
Canyon Ridge	San Diego, CA	1989	162	4,869,448	11,955,063	1,901,202	4,869,448	13,856,265	18,725,713	(7,602,815)	11,122,898	—
Copper Creek	Tempe, AZ	1984	144	1,017,400	9,158,259	2,047,476	1,017,400	11,205,735	12,223,135	(6,469,568)	5,753,567	—
Country Oaks	Agoura Hills, CA	1985	256	6,105,000	29,561,865	3,379,334	6,105,000	32,941,199	39,046,199	(13,229,506)	25,816,693	—
Fox Ridge	Englewood, CO	1984	300	2,490,000	17,522,114	3,894,256	2,490,000	21,416,370	23,906,370	(9,920,955)	13,985,415	—
Hudson Crossing II	New York, NY	(F)	—	5,000,000	—	—	5,000,000	—	5,000,000	—	5,000,000	—
Monterra in Mill Creek	Mill Creek, WA	2003	139	2,800,000	13,255,122	338,019	2,800,000	13,593,141	16,393,141	(4,144,398)	12,248,743	—
Preserve at Briarcliff	Atlanta, GA	1994	182	6,370,000	17,766,322	830,627	6,370,000	18,596,949	24,966,949	(5,411,770)	19,555,179	—
Strayhorse at Arrowhead Ranch	Glendale, AZ	1998	136	4,400,000	12,968,002	313,368	4,400,000	13,281,370	17,681,370	(3,953,471)	13,727,899	—
Willow Brook (CA)	Pleasant Hill, CA	1985	228	5,055,000	38,388,672	3,057,695	5,055,000	41,446,367	46,501,367	(13,325,998)	33,175,369	—
Partially Owned Unencumbered			1,639	173,286,174	180,186,161	21,854,599	173,286,174	202,040,760	375,326,934	(72,825,847)	302,501,087	—
Partially Owned Encumbered:
Bellevue Meadows	Bellevue, WA	1983	180	4,507,100	12,574,814	4,203,115	4,507,100	16,777,929	21,285,029	(8,891,561)	12,393,468	16,538,000
Canyon Creek (CA)	San Ramon, CA	1984	268	5,425,000	18,812,121	6,276,196	5,425,000	25,088,317	30,513,317	(10,527,427)	19,985,890	28,200,000
Isle at Arrowhead Ranch	Glendale, AZ	1996	256	1,650,237	19,593,123	1,918,104	1,650,237	21,511,227	23,161,464	(11,451,766)	11,709,698	17,700,000
Lantern Cove	Foster City, CA	1985	232	6,945,000	23,064,976	4,671,523	6,945,000	27,736,499	34,681,499	(11,224,944)	23,456,555	36,455,000
Rosecliff	Quincy, MA	1990	156	5,460,000	15,721,570	2,123,007	5,460,000	17,844,577	23,304,577	(8,282,174)	15,022,403	17,400,000
Schooner Bay I	Foster City, CA	1985	168	5,345,000	20,390,618	4,297,996	5,345,000	24,688,614	30,033,614	(9,829,193)	20,204,421	28,870,000

EQUITY RESIDENTIAL
ERP OPERATING LIMITED PARTNERSHIP
Schedule III - Real Estate and Accumulated Depreciation
December 31, 2012

Description				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(Improvements, net) (E)	Gross Amount Carried at Close of Period 12/31/12
Apartment Name	Location	Date of Construction	Units (H)	Land	Building & Fixtures	Building & Fixtures	Land	Building & Fixtures (A)	Total (B)	Accumulated Depreciation (C)	Investment in Real Estate, Net at 12/31/12 (B)	Encumbrances
Schooner Bay II	Foster City, CA	1985	144	4,550,000	18,064,764	3,954,034	4,550,000	22,018,798	26,568,798	(8,871,676)	17,697,122	26,175,000
Scottsdale Meadows	Scottsdale, AZ	1984	168	1,512,000	11,423,349	1,769,044	1,512,000	13,192,393	14,704,393	(7,271,988)	7,432,405	9,270,000
Surrey Downs	Bellevue, WA	1986	122	3,057,100	7,848,618	2,247,834	3,057,100	10,096,452	13,153,552	(5,160,232)	7,993,320	9,829,000
Virgil Square	Los Angeles, CA	1979	142	5,500,000	15,216,613	1,604,433	5,500,000	16,821,046	22,321,046	(5,313,812)	17,007,234	9,900,000
Partially Owned Encumbered			1,836	43,951,437	162,710,566	33,065,286	43,951,437	195,775,852	239,727,289	(86,824,773)	152,902,516	200,337,000
Portfolio/Entity Encumbrances (1)												1,305,895,707
Total Consolidated Investment in Real Estate			110,331	$5,060,413,242	$14,521,790,283	$1,426,225,729	$5,060,413,242	$15,948,016,012	$21,008,429,254	$(4,912,221,051)	$16,096,208,203	$3,898,368,701

(1)	See attached Encumbrances Reconciliation

EQUITY RESIDENTIAL
ERP OPERATING LIMITED PARTNERSHIP
Schedule III - Real Estate and Accumulated Depreciation
December 31, 2012
NOTES:

(A)	The balance of furniture & fixtures included in the total investment in real estate amount was $1,343,765,180 as of December 31, 2012.

(B)	The cost, net of accumulated depreciation, for Federal Income Tax purposes as of December 31, 2012 was approximately $11.2 billion.

(C)
The life to compute depreciation for building is 30 years, for building improvements ranges from 5 to 15 years, for furniture & fixtures and replacements is 5 to 10 years, and for lease intangibles is the average remaining term of each respective lease.

(D)
This asset consists of various acquisition dates and largely represents furniture, fixtures and equipment, leasehold improvements and capitalized software costs owned by the Management Business, which are generally depreciated over periods ranging from 3 to 7 years.

(E)	Primarily represents capital expenditures for major maintenance and replacements incurred subsequent to each property’s acquisition date.

(F)	Represents land and/or construction-in-progress on projects either held for future development or projects currently under development.

(G)	A portion or all of these properties includes commercial space (retail, parking and/or office space).

(H)	Total properties and units exclude the Military Housing consisting of 2 properties and 5,039 units.

(I)	through (K) See Encumbrances Reconciliation schedule.

(L)	Boot property for Freddie Mac mortgage pool.

(M)	Boot Property for Bond Partnership mortgage pool.